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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                December 31, 1997

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Landmark Multi-State Tax Free Funds:
                  Landmark CA Tax Free Reserves
                  (File Nos. 33-44749 and 811-4596)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Landmark Multi-State Tax Free Funds, a Massachusetts business trust (the "Trust"), hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 8 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 23, 1997, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8760 or Lea Anne Copenhefer at
(617) 951-8515, with any questions relating to this filing.

                                                              Sincerely,

                                                              Toby R. Serkin